Retirement Benefit Plans (Schedule of assumptions used to determine defined benefit obligations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discount rate	4.70%
Retirement Plans [Member]
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Future Pension Rate Increases	3.22%	3.49%	3.50%
Discount rate	4.67%	4.92%
Expected rate of salary increases	3.09%	3.34%
Future pension/medical cost trend rate increases	2.79%	3.22%
Medical Plan [Member]
Discount rate	3.79%	4.34%
Expected rate of salary increases	2.50%	3.00%
Future pension/medical cost trend rate increases, minimum	5.00%	5.00%
Future pension/medical cost trend rate increases, maximum	7.60%	8.00%
Minimum [Member]
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Future Pension Rate Increases	5.00%	5.00%
Maximum [Member]
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Future Pension Rate Increases	7.60%	8.00%